RELATED PARTY TRANSACTIONS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS

14.         RELATED PARTY TRANSACTIONS

During the three and six months ended June 30, 2019 and 2018, the Company had the following related party transactions.

Capital Ship Management Corp. (“CSM”) — Pursuant to the Transaction Agreement, for a period of five years, CSM will provide commercial and technical management services for the 25 vessels acquired in the Merger. For the three and six months ended June 30, 2019, the following transactions were recorded for these services:

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$1,934 and $2,019, respectively, were incurred for technical management services, which are included in Vessel expenses in the Condensed Consolidated Statements of Operations and have been paid as of June 30, 2019.

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$582 and $582, respectively, were incurred for commercial management services, which are included in Voyage expenses in the Condensed Consolidated Statements of Operations. As of June 30, 2019, $310 remains unpaid, and is included in Accounts payable and accrued expenses in the Condensed Consolidated Balance Sheet.

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$519 and $519, respectively, were incurred for general management services, which are included in Voyage General and administrative expenses in the Condensed Consolidated Statements of Operations. As of June 30, 2019, $164 remains unpaid, and is included in Accounts payable and accrued expenses in the Condensed Consolidated Balance Sheet.

During the six months ended June 30, 2019, $5,000 was advanced to CSM to procure bunkers and port costs. At June 30, 2019, this working capital balance totaled $3,111 and is included in Prepaid Expense and Other Current Assets in the Condensed Consolidated Balance Sheet. Refer to Note 6 — Prepaid Expenses and Other Current Assets.

As part of the Transaction Agreement, certain bank accounts associated with the acquired subsidiaries are now controlled by the Company. At June 30, 2019, amounts received in these accounts for activity that occurred prior to the Merger that are due to CSM total $1,934 and are included in Accounts payable and accrued expenses in the Condensed Consolidated Balance Sheet.

Capital Product Partners, L.P. (“CPLP”) — Pursuant to the Transaction Agreement, the Company is to reimburse CPLP for certain transaction expenses. The Company determined the reimbursement to CPLP totals $11,080, which was included in transaction costs and capitalized as part of the Merger as this is accounted as an asset acquisition. As of June 30, 2019, all amounts have been paid.